Financial instruments - Schedule of Sensitivity Analysis of Changes in Profit (loss) and Equity Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase at a rate of 5%
Financial instruments
Changes in exchange rate	$ 4,864	$ 6,588
Increase at a rate of 10%
Financial instruments
Changes in exchange rate	9,728	13,175
Decrease at a rate of 5%
Financial instruments
Changes in exchange rate	(4,864)	(6,588)
Decrease at a rate of 10%
Financial instruments
Changes in exchange rate	$ (9,728)	$ (13,175)